Trade Receivables, Net - Schedule of Analysis of Past Due but Not Impaired Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Analysis of Past Due but Not Impaired Trade Receivables [Line Items]
Past due trade receivables	$ 21,547	$ 19,877
Neither Past Due Nor Impaired [Member]
Schedule of Analysis of Past Due but Not Impaired Trade Receivables [Line Items]
Past due trade receivables	20,094	18,294
Past Due Trade Receivables Up to 30 Days [Member]
Schedule of Analysis of Past Due but Not Impaired Trade Receivables [Line Items]
Past due trade receivables	113	1,391
Past Due Trade Receivables 31-60 Days [Member]
Schedule of Analysis of Past Due but Not Impaired Trade Receivables [Line Items]
Past due trade receivables	10	11
Past Due Trade Receivables 61-90 Days [Member]
Schedule of Analysis of Past Due but Not Impaired Trade Receivables [Line Items]
Past due trade receivables	32	10
Past Due Trade Receivables 91-120 Days [Member]
Schedule of Analysis of Past Due but Not Impaired Trade Receivables [Line Items]
Past due trade receivables	6	26
Past Due Trade Receivables Over 121 Days [Member]
Schedule of Analysis of Past Due but Not Impaired Trade Receivables [Line Items]
Past due trade receivables	$ 1,292	$ 145